SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2018
SEGMENTED INFORMATION
Schedule of major subsidiaries

	% voting	% equity

Videotron Ltd.	100.0%	100.0%
TVA Group Inc.	99.9%	68.4%
MediaQMI Inc.	100.0%	100.0%
QMI Spectacles Inc.	100.0%	100.0%

Schedule of segmented information

			Sports
			and	Head Office
	Telecommunications	Media	Entertainment	and Intersegments	Total
					2018

Revenues	$3,382.0	$728.6	$182.1	$(111.7)	$4,181.0

Employee costs	387.1	234.4	38.8	36.3	696.6
Purchase of goods and services	1,317.9	438.9	138.3	(143.1)	1,752.0
Adjusted EBITDA[1]	1,677.0	55.3	5.0	(4.9)	1,732.4

Depreciation and amortization					717.9
Financial expenses					280.5
Loss on valuation and translation of financial instruments					0.9
Restructuring of operations, litigation and other items					29.8
Income before income taxes					$703.3

Additions to property, plant and equipment	$516.7	$28.7	$1.5	$5.8	$552.7
Additions to intangible assets	190.2	4.8	3.5	(1.1)	197.4

			Sports
			and	Head Office
	Telecommunications	Media	Entertainment	and Intersegments	Total
					2017
					(restated,
					note 1(b))
Revenues	$3,287.8	$769.9	$181.3	$(113.9)	$4,125.1

Employee costs	388.8	232.0	37.6	47.8	706.2
Purchase of goods and services	1,341.2	468.6	137.5	(147.6)	1,799.7
Adjusted EBITDA[1]	1,557.8	69.3	6.2	(14.1)	1,619.2

Depreciation and amortization					705.3
Financial expenses					281.8
Loss on valuation and translation of financial instruments					2.4
Restructuring of operations, litigation and other items					17.2
Gain on sale of spectrum licences					(330.9)
Impairment of goodwill and intangible assets					43.8
Loss on debt refinancing					15.6
Income before income taxes					$884.0

Additions to property, plant and equipment	$570.9	$29.4	$1.3	$0.2	$601.8
Additions to intangible assets	132.3	3.3	4.3	2.0	141.9

			Sports
			and	Head Office
	Telecommunications	Media	Entertainment	and Intersegments	Total
					2016
					(restated,
					note 1(b))
Revenues	$3,192.3	$789.2	$185.0	$(109.4)	$4,057.1

Employee costs	379.7	242.4	38.3	47.5	707.9
Purchase of goods and services	1,301.7	492.9	144.4	(149.1)	1,789.9
Adjusted EBITDA[1]	1,510.9	53.9	2.3	(7.8)	1,559.3

Depreciation and amortization					648.5
Financial expenses					302.0
Loss on valuation and translation of financial instruments					2.1
Restructuring of operations, litigation and other items					28.5
Impairment of goodwill and intangible assets					40.9
Loss on debt refinancing					7.3
Income before income taxes					$530.0

Additions to property, plant and equipment	$613.7	$37.2	$3.5	$0.1	$654.5
Additions to intangible assets	125.6	7.5	3.5	3.2	139.8